2. Summary of Significant Accounting Policies: (e) Impairment of Long-Lived Assets (Policies)	12 Months Ended
Dec. 31, 2019
Policies
(e) Impairment of Long-Lived Assets

(e)Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, management tests long-lived assets to be held and used for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.